Financial Risk Management Objectives And Policies - Schedule of Financial Assets at Amortized Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at Amortized Costs [Abstract]
Accounts receivable, 12-month or lifetime ECL	Lifetime ECL (collective assessment)
Accounts receivable	$ 7,112	$ 6,457	$ 5,339
Deposits and other receivables, 12-month or lifetime ECL	12-month ECL
Deposits and other receivables	$ 79,032	1,315	2,139
Amounts due from joint ventures, 12-month or lifetime ECL	12-month ECL
Amounts due from joint ventures			23,810
Restricted cash, 12-month or lifetime ECL	12-month ECL
Restricted cash			135
Cash and balance balances, 12-month or lifetime ECL	12-month ECL
Cash and balance balances	$ 17,660	19,978	6,121
Financial assets at amortized costs	$ 103,804	$ 27,750	$ 37,544